Income Tax (Tables) - Globallink Investment Inc [Member]	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of Net Deferred Tax Assets (Liabilities)

The Company’s net deferred tax liabilities are as follows:

	December 31,	December 31,
	2024	2023
Deferred tax assets
Startup Costs	$563,038	$362,533
Valuation allowance	(563,038)	(362,533)
Deferred tax asset (liabilities), net of allowance	$—	$—

Schedule of Income Tax Provision

The income tax provision for the years ended December 31, 2024 and 2023 consists of the following:

	December 31,	December 31,
	2024	2023
Federal
Current	$239,905	$608,864
Deferred	(200,505)	(279,347)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	200,505	199,988
Income tax provision	$239,905	$529,505

Schedule of Statutory Federal Income Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2024	2023
Statutory federal income tax rate	21.0%	21.0%
Interest and penalties	(3.47)%	0.12%
Change in fair value of warrants	(0.02)%	(0.05)%
Business combination expenses	(22.84)%	1.10%
Broken Deal	(0.00)%	(4.37)%
Change in valuation allowance	(27.15)%	10.81%
Income tax provision expense	(32.48)%	28.61%